Commitments - Operating lease commitments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments
Maximum Amount of Damages Claimed by Plaintiffs	¥ 18,200,000	¥ 1,944,655
Restricted cash reserved in escrow account	0
Within 1 year
Commitments
Minimum future lease payments	¥ 20,000	¥ 10,000
Bottom of Range
Commitments
Lease term	3 years
Top of Range
Commitments
Lease term	9 years